Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.	Property and Equipment, Net
The following is a summary of property and equipment, net:

	December 31, 2021	December 31, 2022

	RMB in thousands
Leasehold improvements	221,280	282,007
Servers and computers	2,277,947	2,830,434
Others	59,871	64,595

Total	2,559,098	3,177,036
Less: accumulated depreciation	(1,208,842)	(1,949,873)

Net book value	1,350,256	1,227,163

Depreciation expenses were RMB326.5 million, RMB538.6 million and RMB755.5 million for the years ended December 31, 2020, 2021 and 2022, respectively. No impairment was recognized for any of periods presented.